Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	168 Months Ended	329 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (Reflects No Deductions for Fees and Expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index(Reflects No Deductions for Fees and Expenses)
Average Annual Return, Percent		25.02%	14.53%	13.10%		8.83%
Russell 3000 Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Average Annual Return, Percent		23.81%	13.86%	12.55%	13.33%
Russell 2000 Value Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Value Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Average Annual Return, Percent		8.05%	7.29%	7.14%	8.46%
EA Bridgeway Blue Chip ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		27.47%	15.02%	13.54%		9.14%
Performance Inception Date	Jul. 31, 1997
EA Bridgeway Blue Chip ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		27.06%	10.86%	10.63%		7.84%
EA Bridgeway Blue Chip ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		16.56%	10.86%	10.33%		7.55%
EA Bridgeway Omni Small-Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.75%	10.89%	8.00%	9.19%
Performance Inception Date	Dec. 31, 2010
EA Bridgeway Omni Small-Cap Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.35%	9.97%	7.10%	8.37%
EA Bridgeway Omni Small-Cap Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.09%	8.54%	6.30%	7.50%